Document and Entity Information	Jun. 25, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 25, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 25, 2020
Document Effective Date	Jun. 25, 2020
Prospectus Date	Feb. 28, 2020
MainStay Moderate Growth Allocation Fund | Class R1
Prospectus:
Trading Symbol	MGDJX
MainStay Moderate Growth Allocation Fund | Class R2
Prospectus:
Trading Symbol	MGDKX
MainStay Moderate Growth Allocation Fund | Class R3
Prospectus:
Trading Symbol	MGDRX
MainStay Moderate Growth Allocation Fund | Class I
Prospectus:
Trading Symbol	MGDIX
MainStay Moderate Growth Allocation Fund | Class C
Prospectus:
Trading Symbol	MGDCX
MainStay Moderate Growth Allocation Fund | Class B
Prospectus:
Trading Symbol	MGDBX
MainStay Moderate Growth Allocation Fund | Class A
Prospectus:
Trading Symbol	MGDAX
MainStay Moderate Growth Allocation Fund | Investor Class
Prospectus:
Trading Symbol	MGDNX
MainStay Growth Allocation Fund | Class R2
Prospectus:
Trading Symbol	MGXKX
MainStay Growth Allocation Fund | Class R1
Prospectus:
Trading Symbol	MGXJX
MainStay Growth Allocation Fund | Class R3
Prospectus:
Trading Symbol	MGXRX
MainStay Growth Allocation Fund | Class I
Prospectus:
Trading Symbol	MGXIX
MainStay Growth Allocation Fund | Class C
Prospectus:
Trading Symbol	MGXCX
MainStay Growth Allocation Fund | Class B
Prospectus:
Trading Symbol	MGXBX
MainStay Growth Allocation Fund | Class A
Prospectus:
Trading Symbol	MGXAX
MainStay Growth Allocation Fund | Investor Class
Prospectus:
Trading Symbol	MGXNX